CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net profit	$ 19,722	$ 36,009	$ 46,122	$ 63,190
Other comprehensive income, net of tax:
Foreign currency translation adjustment	4,323	(5,689)	2,672	2,301
Change in employees plan assets and benefit obligations, net of taxes	172	(217)	115	(435)
Unrealized gain (loss) on derivatives	(431)	117	1,639	(814)
Comprehensive income	23,786	30,220	50,548	64,242
Comprehensive loss (income) attributable to non-controlling interest	(939)	4,768	(496)	(576)
Comprehensive income attributable to the Company	$ 22,847	$ 34,988	$ 50,052	$ 63,666